SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SEGMENT REPORTING
SEGMENT REPORTING

15.  SEGMENT REPORTING

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The profitability measure employed by the Company’s CODM for allocating resources to operating segments and assessing operating segment performance is operating loss. The CODM does not receive or regularly review asset information when allocating resources and assessing segment performance.

Therefore, asset information by segment has not been disclosed. Substantially all of the Company’s identifiable assets are located in the United States. The Company currently does not have substantial sales outside the United States, nor does any customer represent more than 10 percent of total revenues for any period presented.

There were no inter-segment net sales and expenses to be eliminated in computing total revenue and operating income. In addition, the Company allocates its Selling, General and Administrative Expenses to its segment results based on usage, which is generally reflected in the segment in which the costs are incurred. Prior to fiscal year 2021, the Company did not accumulate net revenue information by products or groups of products, and therefore did not disclose net revenue by product because to do so would be impracticable.The following table provides information for the Company’s reportable segments, including product category disaggregation for its Retail segment beginning in fiscal year 2021:

Information about Reported Segment Profit or Loss

For the Three Months Ended September 30, 2021	Retail	Software & Services	Total
Grocery net revenue	$24,495,529	$—	$24,495,529
Home & Household net revenue	12,628,647	—	12,628,647
Other net revenue (1)	1,062,482	—	1,062,482
Software & Services net revenue	—	10,823,733	10,823,733
Total net revenue	$38,186,658	$10,823,733	$49,010,391
Operating income (loss)	$(15,644,223)	$10,276,633	$(5,367,590)
For the Three Months Ended September 30, 2020
Total net revenue	$40,861,101	$—	$40,861,101
Operating income (loss)	(5,435,916)	(661,434)	(6,097,350)
(1)	Includes revenues related to our subscription services program, advertising and marketing fees, and third-party marketplace service fees.

For the Nine Months Ended September 30, 2021	Retail	Software & Services	Total
Grocery net revenue	$72,907,539	$—	$72,907,539
Home & Household net revenue	40,874,517	—	40,874,517
Other net revenue (1)	3,471,252	—	3,471,252
Software & Services net revenue	—	14,964,833	14,964,833
Total net revenue	$117,253,308	$14,964,833	$132,218,141
Operating income (Loss)	$(44,416,754)	$13,606,929	$(30,809,825)

For the Nine Months Ended September 30, 2020
Total net revenue	$143,926,813	$—	$143,926,813
Operating income (loss)	$(18,944,236)	$(1,824,174)	$(20,768,410)
(1)	Includes revenues related to our subscription services program, advertising and marketing fees, and third-party marketplace service fees.

14.  SEGMENT REPORTING

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The profitability measure employed by the Company’s CODM for allocating resources to operating segments and assessing operating segment performance is operating profit or loss. The CODM does not receive or regularly review asset information when allocating resources and assessing segment performance. Therefore, asset information by segment has not been disclosed. Substantially all of the Company’s identifiable assets are located in the United States. The Company currently does not have sales outside the United States, nor does any customer represent more than 10 percent of total revenues for any period presented.

There were no inter-segment net sales and expenses to be eliminated in computing total revenue and operating income. In addition, the Company allocates its Selling, General and Administrative Expenses to its segment results based on usage, which is generally reflected in the segment in which the costs are incurred. Prior to fiscal year 2021, the Company did not accumulate net revenue information by product or groups of products, and therefore did not disclose net revenue by product because to do so would be impracticable. The following table provides information for the Company’s reportable segments:

Information about Reported Segment Profit or Loss

	Software &
	Retail	Services	Total
Year Ended December 31, 2018
Revenue	$140,235,922	$—	$140,235,922
Operating Loss	(50,229,706)	—	(50,229,706)
Year Ended December 31, 2019
Revenue	$173,692,897	$300,000	$173,992,897
Operating Loss	(63,082,583)	(2,610,740)	(65,693,323)
Year Ended December 31, 2020
Revenue	$187,173,834	$—	$187,173,834
Operating Loss	(26,244,100)	(2,442,662)	(28,686,762)